TAXES - Schedule of Non-Capital Losses (Detail)	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 262,419
2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	6,534
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	10,455
2033 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	10,210
2034 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	13,784
2035 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	43,935
2036 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	28,261
2037 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,604
2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	40,240
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	60,719
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 28,677